                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment: [ ]; Amendment Number: ____
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holding entries.

Institutional Manager Filing this Report:

Name:    White Elm Capital, LLC
Address: 537 Steamboat Road, Suite 300
         Greenwich, Connecticut 06830

13F File Number: 028-13294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthew Iorio
Title: Managing Member
Phone: 203-742-6000

Signature, Place and Date of Signing:


/s/ Matthew Iorio                    Greenwich, Connecticut      May 15, 2009
----------------------------------   ----------------------   ------------------
[Signature]                               [City, State]             [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         25
Form 13F Information Table Value Total:   $158,417
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                 Name
---   --------------------   --------------------------------
 1    028-13295              White Elm Capital Partners, L.P.

                           FORM 13F INFORMATION TABLE
                             White Elm Capital, LLC

          COLUMN 1              COLUMN  2    COLUMN 3 COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ------------------- -------------- -------- -------------------
                                                       MARKET
                                                        VALUE   SHARE                                        VOTING AUTHORITY
                                                        (USD)   / PRN  SHARE PUT /   INVESTMENT     OTHER  -------------------
       NAME OF ISSUER        TITLE OF CLASS   CUSIP    (X1000)  AMOUNT / PRN  CALL   DISCRETION   MANAGERS   SOLE  SHARED NONE
---------------------------- -------------- --------- -------- ------- ----- ----- -------------- -------- ------- ------ ----
APPLE INC                    COM            037833100    2,218  21,100 SH          Shared-Defined        1  21,100
BRINKS HOME SEC HLDGS INC    COM            109699108    9,652 427,100 SH          Shared-Defined        1 427,100
BROADRIDGE FINL SOLUTIONS IN COM            11133T103    8,864 476,300 SH          Shared-Defined        1 476,300
CNINSURE INC                 SPONSORED ADR  18976M103    6,993 948,800 SH          Shared-Defined        1 948,800
COLLECTIVE BRANDS INC        COM            19421W100    7,051 723,900 SH          Shared-Defined        1 723,900
CROWN CASTLE INTL CORP       COM            228227104    8,944 438,200 SH          Shared-Defined        1 438,200
EASTMAN KODAK CO             COM            277461109    1,178 310,000 SH    PUT   Shared-Defined        1 310,000
GOLDMAN SACHS GROUP INC      COM            38141G104    4,463  42,100 SH          Shared-Defined        1  42,100
GOOGLE INC                   CL A           38259P508    8,214  23,600 SH          Shared-Defined        1  23,600
LENDER PROCESSING SVCS INC   COM            52602E102    2,421  79,100 SH          Shared-Defined        1  79,100
LORILLARD INC                COM            544147101    9,891 160,200 SH          Shared-Defined        1 160,200
MASTERCARD INC               CL A           57636Q104    3,802  22,700 SH          Shared-Defined        1  22,700
MASTERCARD INC               CL A           57636Q104    2,345  14,000 SH    CALL  Shared-Defined        1  14,000
METROPCS COMMUNICATIONS INC  COM            591708102   12,306 720,500 SH          Shared-Defined        1 720,500
MONSANTO CO NEW              COM            61166W101    3,083  37,100 SH          Shared-Defined        1  37,100
PHILIP MORRIS INTL INC       COM            718172109    1,050  29,500 SH          Shared-Defined        1  29,500
PINNACLE ENTMT INC           COM            723456109    4,006 569,100 SH          Shared-Defined        1 569,100
PRICELINE COM INC            COM NEW        741503403    6,570  83,400 SH          Shared-Defined        1  83,400
QUALCOMM INC                 COM            747525103   11,739 301,700 SH          Shared-Defined        1 301,700
RISKMETRICS GROUP INC        COM            767735103    3,732 261,192 SH          Shared-Defined        1 261,192
SOLERA HOLDINGS INC          COM            83421A104   11,432 461,332 SH          Shared-Defined        1 461,332
TFS FINL CORP                COM            87240R107    3,776 311,300 SH          Shared-Defined        1 311,300
TRANSDIGM GROUP INC          COM            893641100   13,077 398,200 SH          Shared-Defined        1 398,200
TRANSOCEAN LTD               REG SHS        H8817H100    1,836  31,200 SH          Shared-Defined        1  31,200
VISA INC                     COM CL A       92826C839    9,774 175,800 SH          Shared-Defined        1 175,800